Offerings	Sep. 22, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Alliant Energy Corporation Common Stock
Offering Note
(1)
This registration statement includes securities as may from time to time be issued upon conversion, exchange or exercise of other securities registered hereunder, or that are issued in units. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Alliant Energy Corporation Debt Securities
Offering Note
(1)
This registration statement includes securities as may from time to time be issued upon conversion, exchange or exercise of other securities registered hereunder, or that are issued in units. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

(3)	If any debt securities are issued at an original issue discount, then the amount registered shall include the principal amount of such securities measured by the initial offering price thereof.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Alliant Energy Corporation Warrants
Offering Note
(1)
This registration statement includes securities as may from time to time be issued upon conversion, exchange or exercise of other securities registered hereunder, or that are issued in units. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Alliant Energy Corporation Stock Purchase Contracts
Offering Note
(1)
This registration statement includes securities as may from time to time be issued upon conversion, exchange or exercise of other securities registered hereunder, or that are issued in units. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Alliant Energy Corporation Stock Purchase Units
Offering Note
(1)
This registration statement includes securities as may from time to time be issued upon conversion, exchange or exercise of other securities registered hereunder, or that are issued in units. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

(4)
Each stock purchase unit of Alliant Energy Corporation consists of (a) a stock purchase contract under which the holder, upon settlement, will purchase or sell an indeterminate number of shares of common stock of Alliant Energy Corporation and (b) common stock, debt securities, other stock purchase contracts or debt obligations of third parties securing the holder’s obligation to purchase or sell the securities subject to the stock purchase contract. No separate consideration will be received for the stock purchase contract or the related pledged securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Interstate Power and Light Company Preferred Stock
Offering Note
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Interstate Power and Light Company Debt Securities
Offering Note
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

(3)	If any debt securities are issued at an original issue discount, then the amount registered shall include the principal amount of such securities measured by the initial offering price thereof.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Wisconsin Power and Light Company Preferred Stock
Offering Note
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Wisconsin Power and Light Company Debt Securities
Offering Note
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. In reliance on Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee with respect to these securities. In addition, securities of Alliant Energy Corporation registered hereunder may be sold either separately or as units comprised of more than one type of security of Alliant Energy Corporation registered hereunder.

(3)	If any debt securities are issued at an original issue discount, then the amount registered shall include the principal amount of such securities measured by the initial offering price thereof.